Loans (Loans By Credit Quality Indicators) (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2011
2013
Loans Receivable	$ 360,937,164	$ 295,313,069	$ 8,543,367
Pass [Member]
2013
Loans Receivable	255,082,998	219,038,231
Special Mention [Member]
2013
Loans Receivable	11,296,078	6,715,396
Substandard [Member]
2013
Loans Receivable	9,194,253	8,431,705
Doubtful [Member]
2013
Loans Receivable	308,005	1,056,501
Not Rated [Member]
2013
Loans Receivable	85,055,830	60,071,236
Commercial Portfolio Segment [Member]
2013
Loans Receivable	235,988,490	196,808,249
Commercial Portfolio Segment [Member] | Pass [Member]
2013
Loans Receivable	61,929,304	49,943,918
Commercial Portfolio Segment [Member] | Special Mention [Member]
2013
Loans Receivable	1,515,485	960,289
Commercial Portfolio Segment [Member] | Substandard [Member]
2013
Loans Receivable	180,574
Commercial Portfolio Segment [Member] | Doubtful [Member]
2013
Loans Receivable	197,803	401,028
Commercial and Multi-Family Real Estate [Member]
2013
Loans Receivable	211,946,650	183,846,416
Commercial and Multi-Family Real Estate [Member] | Pass [Member]
2013
Loans Receivable	193,153,694	169,094,313
Commercial and Multi-Family Real Estate [Member] | Special Mention [Member]
2013
Loans Receivable	9,780,593	5,755,107
Commercial and Multi-Family Real Estate [Member] | Substandard [Member]
2013
Loans Receivable	8,902,162	8,347,961
Commercial and Multi-Family Real Estate [Member] | Doubtful [Member]
2013
Loans Receivable	110,202	649,036
Residential 1-4 Family Real Estate [Member]
2013
Loans Receivable	80,367,773	56,227,548
Residential 1-4 Family Real Estate [Member] | Substandard [Member]
2013
Loans Receivable	110,759	75,000
Residential 1-4 Family Real Estate [Member] | Doubtful [Member]
2013
Loans Receivable		6,437
Residential 1-4 Family Real Estate [Member] | Not Rated [Member]
2013
Loans Receivable	80,257,013	56,146,111
Consumer Portfolio Segment [Member]
2013
Loans Receivable	4,799,575	3,933,869
Consumer Portfolio Segment [Member] | Substandard [Member]
2013
Loans Receivable	758	8,744
Consumer Portfolio Segment [Member] | Not Rated [Member]
2013
Loans Receivable	$ 4,798,817	$ 3,925,125